Operating Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments Line Items
External Revenues		$ 192,172	$ 102,461	$ 70,324
Inter Segment Revenues		0	0	0
Revenue		192,172	102,461	70,324
Segment Adjusted Ebitda		163,547	113,965	85,954
Reconciliations of unallocated amounts:
Headquarter costs	[1]	(18,071)	(12,086)	(7,016)
Intersegment loss		2,038	2,811	1,194
Repayment of contract asset under concession arrangements		(17,579)	(32,857)	(31,250)
Depreciation and amortization and share based compensation		(50,940)	(24,480)	(18,120)
U.S. acquisition expense			(7,331)
Other incomes not attributed to segments		11,617
Operating profit		90,612	34,400	28,374
Finance income		23,341	30,333	17,214
Finance expenses		(62,591)	(37,175)	(31,408)
Early prepayment fee		0	0	(67,594)
Share in the losses of equity accounted investees		306	189	(26)
Profit (Loss) before income taxes		51,056	27,369	(53,388)
Total reportable segments
Disclosure Of Operating Segments Line Items
External Revenues		192,172	102,461	70,324
Inter Segment Revenues		9,111	10,894	10,864
Revenue		201,283	113,355	81,188
Segment Adjusted Ebitda		163,547	113,965	85,954
Total reportable segments | Management and construction
Disclosure Of Operating Segments Line Items
External Revenues		11,113	8,152	2,556
Inter Segment Revenues		9,111	10,894	10,864
Revenue		20,224	19,046	13,420
Segment Adjusted Ebitda		4,018	6,623	3,693
Total reportable segments | ISRAEL
Disclosure Of Operating Segments Line Items
External Revenues		51,363	18,919	16,869
Inter Segment Revenues		0	0	0
Revenue		51,363	18,919	16,869
Segment Adjusted Ebitda		57,598	44,549	40,722
Total reportable segments | Central-Eastern Europe
Disclosure Of Operating Segments Line Items
External Revenues		70,705	61,326	48,286
Inter Segment Revenues		0	0	0
Revenue		70,705	61,326	48,286
Segment Adjusted Ebitda		56,181	51,610	40,317
Total reportable segments | Western Europe
Disclosure Of Operating Segments Line Items
External Revenues		58,991	14,064	2,613
Inter Segment Revenues		0	0	0
Revenue		58,991	14,064	2,613
Segment Adjusted Ebitda		45,750	11,183	1,222
Adjustments
Disclosure Of Operating Segments Line Items
External Revenues		0	0	0
Inter Segment Revenues		(9,111)	(10,894)	(10,864)
Revenue		(9,111)	(10,894)	(10,864)
Segment Adjusted Ebitda		$ 0	$ 0	$ 0

[1]	Including general and administrative, project promotion and development expenses (excluding depreciation and amortization and share based compensation).